UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08709

Western Asset High Income Fund II Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)-777-0102

Date of fiscal year end: April 30

Date of reporting period: January 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET HIGH INCOME FUND II INC.

FORM N-Q

JANUARY 31, 2018

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited)	January 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 103.6%
CONSUMER DISCRETIONARY - 17.6%
Auto Components - 1.5%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	5,373,000	$5,346,135	(a)(b)
IHO Verwaltungs GmbH, Senior Secured Bonds (4.750% Cash or 5.500% PIK)	4.750%	9/15/26	1,460,000	1,478,250	(a)(c)
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	3,116,000	3,221,165	(a)(b)

Total Auto Components				10,045,550

Diversified Consumer Services - 1.4%
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	9.250%	5/15/23	3,487,000	3,866,211	(a)(b)
Service Corp. International, Senior Notes	7.500%	4/1/27	2,090,000	2,497,550	(b)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	2,700,000	2,700,000	(a)(d)

Total Diversified Consumer Services				9,063,761

Hotels, Restaurants & Leisure - 3.6%
1011778 BC ULC/New Red Finance Inc., Secured Notes	5.000%	10/15/25	1,240,000	1,247,750	(a)
Bossier Casino Venture Holdco Inc., Senior Secured Bonds (14.000% PIK)	14.000%	2/9/18	2,558,048	2,558,048	(a)(c)(e)(f)
Brinker International Inc., Senior Notes	5.000%	10/1/24	1,186,000	1,197,860	(a)(b)
Carrols Restaurant Group Inc., Secured Notes	8.000%	5/1/22	3,500,000	3,688,125	(b)
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes	10.500%	2/15/23	1,330,000	1,374,488	(a)(d)
Fontainebleau Las Vegas Holdings LLC, Senior Secured Notes	10.250%	6/15/15	975,000	98	*(a)(b)(g)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	2,177,000	2,334,832	(b)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.625%	4/1/25	3,350,000	3,381,423	(b)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	1,910,000	1,957,750	(b)
MGM Resorts International, Senior Notes	4.625%	9/1/26	990,000	1,004,850	(b)
Scientific Games International Inc., Senior Secured Notes	7.000%	1/1/22	537,000	567,878	(a)(b)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	1,933,000	2,093,439	(a)(b)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	2,300,000	2,308,625	(a)(b)

Total Hotels, Restaurants & Leisure				23,715,166

Household Durables - 0.4%
Lennar Corp., Senior Notes	4.750%	11/29/27	2,950,000	2,994,486	(a)(b)

Media - 8.8%
Carmike Cinemas Inc., Secured Notes	6.000%	6/15/23	1,045,000	1,102,475	(a)(b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.750%	2/15/26	500,000	518,750	(a)(b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.875%	5/1/27	2,100,000	2,168,250	(a)(b)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	1,480,000	1,733,832	(b)
DISH DBS Corp., Senior Notes	7.875%	9/1/19	470,000	501,431
DISH DBS Corp., Senior Notes	5.875%	7/15/22	1,400,000	1,398,250	(b)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	1,420,000	1,351,663	(b)
DISH DBS Corp., Senior Notes	7.750%	7/1/26	7,400,000	7,631,250	(b)
EW Scripps Co., Senior Notes	5.125%	5/15/25	1,500,000	1,485,000	(a)(b)
Lions Gate Entertainment Corp., Senior Notes	5.875%	11/1/24	920,000	983,250	(a)
Meredith Corp., Senior Notes	6.875%	2/1/26	1,860,000	1,908,825	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
SFR Group SA, Senior Secured Bonds	6.250%	5/15/24	9,150,000	$8,784,000	(a)(b)
SFR Group SA, Senior Secured Notes	7.375%	5/1/26	7,770,000	7,682,587	(a)
Time Warner Cable LLC, Senior Notes	8.750%	2/14/19	2,500,000	2,653,856	(b)
Time Warner Cable LLC, Senior Notes	8.250%	4/1/19	1,336,000	1,422,022	(b)
Univision Communications Inc., Senior Secured Notes	5.125%	2/15/25	999,000	971,528	(a)(b)
UPC Holding BV, Senior Secured Notes	5.500%	1/15/28	5,360,000	5,155,677	(a)
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	5,620,000	5,816,700	(a)(b)
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	2,490,000	2,555,362	(a)(b)
Ziggo Secured Finance BV, Senior Secured Notes	5.500%	1/15/27	2,970,000	2,955,150	(a)

Total Media				58,779,858

Specialty Retail - 1.4%
American Greetings Corp., Senior Notes	7.875%	2/15/25	2,910,000	3,106,425	(a)(b)
Hertz Corp., Senior Notes	5.875%	10/15/20	2,520,000	2,532,600	(b)
PetSmart Inc., Senior Notes	8.875%	6/1/25	1,430,000	911,625	(a)(b)
ServiceMaster Co., LLC, Senior Notes	5.125%	11/15/24	2,420,000	2,432,100	(a)(b)

Total Specialty Retail				8,982,750

Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	3,110,000	3,156,650	(a)(b)

TOTAL CONSUMER DISCRETIONARY				116,738,221

CONSUMER STAPLES - 2.2%
Beverages - 0.3%
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	2,130,000	2,135,325	(a)(b)

Food & Staples Retailing - 0.1%
Beverages & More Inc., Senior Secured Notes	11.500%	6/15/22	760,000	716,300	(a)(b)

Food Products - 0.9%
Lamb Weston Holdings Inc., Senior Notes	4.625%	11/1/24	1,440,000	1,468,800	(a)(b)
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	810,000	828,225	(a)(b)
Marfrig Holding Europe BV, Senior Notes	8.000%	6/8/23	3,500,000	3,674,125	(a)

Total Food Products				5,971,150

Household Products - 0.8%
Central Garden & Pet Co., Senior Notes	6.125%	11/15/23	1,290,000	1,369,012	(b)
Spectrum Brands Inc., Senior Notes	6.125%	12/15/24	1,630,000	1,735,950	(b)
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	2,080,000	2,199,600	(b)

Total Household Products				5,304,562

Tobacco - 0.1%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	610,000	581,788	(b)

TOTAL CONSUMER STAPLES				14,709,125

ENERGY - 19.3%
Energy Equipment & Services - 1.5%
KCA Deutag UK Finance PLC, Senior Secured Notes	9.875%	4/1/22	2,990,000	3,259,100	(a)
Precision Drilling Corp., Senior Notes	7.125%	1/15/26	1,000,000	1,042,500	(a)
Pride International Inc., Senior Notes	7.875%	8/15/40	920,000	821,100	(b)
Transocean Inc., Senior Notes	9.000%	7/15/23	1,020,000	1,123,275	(a)(b)
Transocean Inc., Senior Notes	7.500%	1/15/26	1,630,000	1,703,350	(a)(b)
Transocean Inc., Senior Notes	6.800%	3/15/38	1,955,000	1,686,188	(b)

Total Energy Equipment & Services				9,635,513

Oil, Gas & Consumable Fuels - 17.8%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.375%	5/1/24	810,000	878,850
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	5.250%	1/15/25	1,870,000	1,963,874	(b)
Berry Petroleum Co. Escrow	—	—	1,550,000	0	*(e)(f)(h)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	2,260,000	2,356,050	(a)(b)
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Secured Notes	11.500%	1/15/21	2,150,000	2,437,562	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	5.875%	3/31/25	2,630,000	$2,838,756	(b)
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	4,340,000	4,557,000	(b)
Chesapeake Energy Corp., Senior Notes	5.375%	6/15/21	940,000	935,300
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	700,000	658,000
Chesapeake Energy Corp., Senior Notes	8.000%	1/15/25	450,000	455,625	(a)
Chesapeake Energy Corp., Senior Notes	8.000%	6/15/27	900,000	896,625	(a)
Continental Resources Inc., Senior Notes	3.800%	6/1/24	3,380,000	3,325,075	(b)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	3,220,000	3,228,050	(b)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	2,500,000	2,646,875	(b)
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.500%	1/30/26	690,000	700,350	(a)(b)
Extraction Oil & Gas Inc., Senior Notes	5.625%	2/1/26	1,770,000	1,773,983	(a)(b)
Frontera Energy Corp., Senior Secured Notes (10.000% Cash or 14.000% PIK)	10.000%	11/2/21	1,810,000	2,038,513	(c)
Gazprom OAO Via Gaz Capital SA, Loan Participation Notes, Senior Notes	6.510%	3/7/22	2,550,000	2,807,718	(a)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Bonds	5.625%	6/15/24	4,330,000	4,254,225	(b)
Kinder Morgan Inc., Medium-Term Notes	7.750%	1/15/32	1,950,000	2,514,474	(b)
LUKOIL International Finance BV, Senior Notes	4.563%	4/24/23	2,040,000	2,106,759	(a)
Magnum Hunter Resources Corp. Escrow	—	—	8,070,000	0	*(e)(f)(h)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	3,610,000	3,145,212	(a)
Murphy Oil USA Inc., Senior Notes	5.625%	5/1/27	765,000	792,731	(b)
NGPL PipeCo LLC, Senior Bonds	4.875%	8/15/27	1,860,000	1,918,125	(a)(b)
NGPL PipeCo LLC, Senior Secured Notes	7.768%	12/15/37	1,900,000	2,379,750	(a)(b)
Oasis Petroleum Inc., Senior Notes	7.250%	2/1/19	2,240,000	2,240,000	(b)
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	3,238,000	3,314,902	(b)
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	1,540,000	1,591,975	(b)
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	800,000	797,600
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	2,950,000	3,277,892
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	6,980,000	7,102,150
Petroleos de Venezuela SA, Senior Bonds	6.000%	5/16/24	1,120,000	268,800	(i)
Petroleos Mexicanos, Senior Notes	5.500%	1/21/21	1,540,000	1,634,787
Petroleos Mexicanos, Senior Notes	4.875%	1/24/22	1,000,000	1,042,750	(b)
Petroleos Mexicanos, Senior Notes	6.500%	3/13/27	1,370,000	1,500,314	(a)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	1,330,000	1,596,000	(a)(b)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,430,000	1,682,038	(a)(b)
Rosneft Finance SA, Senior Notes	7.875%	3/13/18	1,390,000	1,398,497	(a)(b)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	1,570,000	1,723,226	(b)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.000%	3/15/27	700,000	743,807
Sanchez Energy Corp., Senior Notes	7.750%	6/15/21	1,470,000	1,455,271	(b)
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	10,670,000	9,362,925	(b)
Shelf Drilling Holdings Ltd., Secured Notes	9.500%	11/2/20	2,019,771	2,067,741	(a)
Shelf Drilling Holdings Ltd., Senior Notes	8.250%	2/15/25	2,310,000	2,322,800	(a)(d)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Bonds	5.125%	2/1/25	1,810,000	1,830,363	(b)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Bonds	5.375%	2/1/27	2,000,000	2,042,500	(b)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	2,260,000	2,234,575
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	340,000	350,625	(b)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Williams Cos. Inc., Debentures	7.500%	1/15/31	780,000		$978,900
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	2,270,000		2,264,325	(b)
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,280,000		1,320,000	(b)
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	3,900,000		4,299,750	(b)
WPX Energy Inc., Senior Notes	7.500%	8/1/20	610,000		661,850	(b)
WPX Energy Inc., Senior Notes	8.250%	8/1/23	1,070,000		1,233,175	(b)
YPF Sociedad Anonima, Senior Notes	8.500%	3/23/21	540,000		599,238	(a)
YPF Sociedad Anonima, Senior Notes	8.500%	7/28/25	3,530,000		4,015,375	(a)(b)

Total Oil, Gas & Consumable Fuels					118,563,633

TOTAL ENERGY					128,199,146

FINANCIALS - 16.2%
Banks - 8.6%
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. USD LIBOR + 4.174%)	6.500%	10/23/24	2,550,000		2,856,000	(b)(j)(k)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	3,710,000		4,480,119	(a)(b)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	2,950,000		3,346,436	(b)
Barclays PLC, Junior Subordinated Bonds (8.250% to 12/15/18 then USD 5 year Swap Rate + 6.705%)	8.250%	12/15/18	800,000		834,506	(b)(j)(k)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year Swap Rate + 5.150%)	7.375%	8/19/25	1,820,000		2,093,000	(a)(b)(j)(k)
CIT Group Inc., Senior Notes	5.375%	5/15/20	340,000		357,000
CIT Group Inc., Senior Notes	5.000%	8/15/22	1,060,000		1,110,350	(b)
CIT Group Inc., Senior Notes	5.000%	8/1/23	3,901,000		4,086,298	(b)
Citigroup Inc., Junior Subordinated Bonds (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	2,530,000		2,681,800	(b)(j)(k)
Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	3,180,000		3,458,250	(a)(b)(j)(k)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year Swap Rate + 6.185%)	8.125%	12/23/25	2,510,000		3,011,091	(a)(b)(j)(k)
Hunt Cos. Inc., Senior Secured Notes	6.250%	2/15/26	2,080,000		2,085,200	(a)(d)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	4,475,000		4,415,522	(a)
JPMorgan Chase & Co., Junior Subordinated Bonds (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	2,390,000		2,545,350	(b)(j)(k)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 10/1/24 then 3 mo. USD LIBOR + 3.330%)	6.100%	10/1/24	2,410,000		2,574,181	(b)(j)(k)
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	2,030,000		2,104,371
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds (7.648% to 9/30/31 then 3 mo. USD LIBOR + 2.500%)	7.648%	9/30/31	3,530,000		4,659,600	(b)(j)(k)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year Swap Rate + 7.598%)	8.625%	8/15/21	1,370,000		1,532,688	(b)(j)(k)
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	650,000		760,346	(b)
Santander UK Group Holdings PLC, Junior Subordinated Bonds (7.375% to 6/24/22 then GBP 5 year Swap Rate + 5.543%)	7.375%	6/24/22	1,640,000	GBP	2,679,292	(i)(j)(k)
Sberbank of Russia Via SB Capital SA, Subordinated Notes (5.500% to 2/26/19 then 5 year Treasury Constant Maturity Rate + 4.023%)	5.500%	2/26/24	4,420,000		4,509,602	(i)(j)
TC Ziraat Bankasi AS, Senior Notes	5.125%	5/3/22	1,300,000		1,300,597	(a)

Total Banks					57,481,599

Capital Markets - 1.0%
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	1,110,000		1,241,112	(b)
Donnelley Financial Solutions Inc., Senior Notes	8.250%	10/15/24	2,080,000		2,204,800	(b)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	2,320,000		3,066,044	(b)

Total Capital Markets					6,511,956

Consumer Finance - 1.0%
FirstCash Inc., Senior Notes	5.375%	6/1/24	1,490,000		1,568,225	(a)(b)
Navient Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	2,230,000		2,280,175	(b)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Consumer Finance - (continued)
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	3,129,000		$3,066,420	(a)(b)

Total Consumer Finance					6,914,820

Diversified Financial Services - 4.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Bonds	4.625%	7/1/22	1,390,000		1,455,914
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	10/30/20	890,000		929,135
ASP AMC Merger Subordinated Inc., Senior Notes	8.000%	5/15/25	2,340,000		2,249,325	(a)(b)
DAE Funding LLC, Senior Notes	5.000%	8/1/24	10,063,000		10,012,685	(a)
GE Capital International Funding Co., Unlimited Co., Senior Notes	3.373%	11/15/25	2,500,000		2,458,877
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	310,000		323,925
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	2,160,000		2,466,376	(b)
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	760,000		836,734	(b)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	5.250%	10/1/25	830,000		832,075	(a)
Nationwide Building Society, Junior Subordinated Notes (6.875% to 6/20/19 then GBP 5 year Swap Rate + 4.880%)	6.875%	6/20/19	1,140,000	GBP	1,708,456	(i)(j)(k)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	830,000		794,725	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	8,400,000		8,337,000	(a)

Total Diversified Financial Services					32,405,227

Insurance - 0.7%
Fidelity & Guaranty Life Holdings Inc., Senior Notes	6.375%	4/1/21	1,450,000		1,482,625	(a)(b)
Genworth Holdings Inc., Senior Notes	4.900%	8/15/23	1,780,000		1,535,250	(b)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	1,100,000		1,455,437	(a)(b)

Total Insurance					4,473,312

TOTAL FINANCIALS					107,786,914

HEALTH CARE - 8.7%
Biotechnology - 0.2%
AMAG Pharmaceuticals Inc., Senior Notes	7.875%	9/1/23	1,490,000		1,422,950	(a)(b)

Health Care Providers & Services - 5.2%
Air Medical Group Holdings Inc., Senior Notes	6.375%	5/15/23	1,030,000		979,788	(a)(b)
BioScrip Inc., First Lien Notes (1 mo. USD LIBOR + 7.000%)	8.224%	6/30/22	4,552,000		4,589,326	(e)(f)(j)(l)
BioScrip Inc., Senior Notes	8.875%	2/15/21	618,000		577,830	(b)
Centene Corp., Senior Notes	5.625%	2/15/21	1,020,000		1,051,243	(b)
Centene Corp., Senior Notes	4.750%	5/15/22	1,290,000		1,348,050	(b)
Centene Corp., Senior Notes	6.125%	2/15/24	810,000		862,650	(b)
Centene Corp., Senior Notes	4.750%	1/15/25	4,780,000		4,869,625	(b)
CHS/Community Health Systems Inc., Senior Notes	8.000%	11/15/19	8,450,000		7,937,719	(b)
DaVita Inc., Senior Notes	5.750%	8/15/22	2,218,000		2,287,312	(b)
DaVita Inc., Senior Notes	5.125%	7/15/24	1,850,000		1,867,399	(b)
DaVita Inc., Senior Notes	5.000%	5/1/25	4,770,000		4,764,037	(b)
HCA Inc., Debentures	7.500%	11/15/95	2,205,000		2,304,225	(b)
HCA Inc., Senior Secured Notes	5.250%	6/15/26	1,090,000		1,143,138	(b)

Total Health Care Providers & Services					34,582,342

Pharmaceuticals - 3.3%
Actavis Funding SCS, Senior Notes	3.800%	3/15/25	1,650,000		1,659,186
Endo Finance LLC/Endo Finco Inc., Senior Notes	7.250%	1/15/22	2,570,000		2,248,750	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.375%	3/15/20	1,280,000		1,276,966	(a)(b)
Valeant Pharmaceuticals International Inc., Senior Notes	7.000%	10/1/20	1,130,000		1,144,125	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.375%	10/15/20	670,000		675,025	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Valeant Pharmaceuticals International Inc., Senior Notes	7.500%	7/15/21	3,010,000	$3,028,813	(a)(b)
Valeant Pharmaceuticals International Inc., Senior Notes	6.750%	8/15/21	1,360,000	1,349,800	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	7.250%	7/15/22	4,050,000	4,024,688	(a)(b)
Valeant Pharmaceuticals International Inc., Senior Notes	5.875%	5/15/23	840,000	760,998	(a)(b)
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	4,530,000	4,072,243	(a)(b)
Valeant Pharmaceuticals International Inc., Senior Secured Notes	7.000%	3/15/24	1,590,000	1,694,845	(a)(b)

Total Pharmaceuticals				21,935,439

TOTAL HEALTH CARE				57,940,731

INDUSTRIALS - 8.4%
Air Freight & Logistics - 0.4%
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	1,030,000	1,076,093	(a)(b)
XPO Logistics Inc., Senior Notes	6.125%	9/1/23	1,290,000	1,365,787	(a)(b)

Total Air Freight & Logistics				2,441,880

Airlines - 0.7%
Continental Airlines Inc., Pass-Through Certificates	5.983%	4/19/22	3,594,727	3,902,256	(b)
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	829,294	936,065	(b)

Total Airlines				4,838,321

Building Products - 1.0%
Jeld-Wen Inc., Senior Notes	4.625%	12/15/25	1,250,000	1,253,125	(a)
Jeld-Wen Inc., Senior Notes	4.875%	12/15/27	1,710,000	1,716,413	(a)(b)
Standard Industries Inc., Senior Notes	5.500%	2/15/23	1,290,000	1,344,825	(a)(b)
Standard Industries Inc., Senior Notes	4.750%	1/15/28	2,410,000	2,403,975	(a)(b)

Total Building Products				6,718,338

Commercial Services & Supplies - 1.9%
ACCO Brands Corp., Senior Notes	5.250%	12/15/24	1,580,000	1,617,525	(a)(b)
Brink’s Co., Senior Notes	4.625%	10/15/27	2,870,000	2,798,250	(a)(b)
Garda World Security Corp., Senior Notes	7.250%	11/15/21	1,020,000	1,045,500	(a)(b)
GFL Environmental Inc., Senior Notes	9.875%	2/1/21	2,290,000	2,421,675	(a)
United Rentals North America Inc., Senior Notes	4.625%	10/15/25	680,000	691,900
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	1,000,000	1,052,500	(b)
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	1,610,000	1,612,012	(b)
Waste Pro USA Inc., Senior Notes	5.500%	2/15/26	1,700,000	1,738,250	(a)(d)

Total Commercial Services & Supplies				12,977,612

Construction & Engineering - 0.4%
Brundage-Bone Concrete Pumping Inc., Senior Secured Notes	10.375%	9/1/23	2,380,000	2,534,700	(a)(b)

Machinery - 1.7%
Allison Transmission Inc., Senior Bonds	5.000%	10/1/24	4,550,000	4,606,875	(a)(b)
Allison Transmission Inc., Senior Notes	4.750%	10/1/27	960,000	957,600	(a)(b)
BlueLine Rental Finance Corp./BlueLine Rental LLC, Senior Secured Notes	9.250%	3/15/24	2,930,000	3,193,700	(a)(b)
Cleaver-Brooks Inc., Senior Secured Notes	7.875%	3/1/23	1,760,000	1,852,400	(a)
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	926,000	993,135	(b)

Total Machinery				11,603,710

Marine - 0.5%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	3,610,000	3,095,575	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Road & Rail - 0.8%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	5,130,000	$5,104,350	(a)(b)

Trading Companies & Distributors - 0.9%
Ashtead Capital Inc., Secured Notes	4.125%	8/15/25	2,700,000	2,676,375	(a)
Ashtead Capital Inc., Secured Notes	4.375%	8/15/27	2,020,000	2,009,900	(a)(b)
Beacon Escrow Corp., Senior Notes	4.875%	11/1/25	1,220,000	1,220,000	(a)(b)

Total Trading Companies & Distributors				5,906,275

Transportation - 0.1%
Neovia Logistics Services LLC/Logistics Intermediate Finance Corp., Senior Notes (10.000% Cash or 10.750% PIK)	10.000%	4/1/20	1,965,339	854,922	(a)(c)

TOTAL INDUSTRIALS				56,075,683

INFORMATION TECHNOLOGY - 2.9%
Internet Software & Services - 0.7%
Match Group Inc., Senior Notes	6.375%	6/1/24	1,170,000	1,269,450	(b)
Match Group Inc., Senior Notes	5.000%	12/15/27	3,410,000	3,427,050	(a)(b)

Total Internet Software & Services				4,696,500

IT Services - 0.3%
Vantiv LLC/Vanity Issuer Corp., Senior Notes	4.375%	11/15/25	1,819,000	1,809,905	(a)

Semiconductors & Semiconductor Equipment - 0.5%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.875%	1/15/27	3,750,000	3,656,207	(a)

Software - 0.4%
CDK Global Inc., Senior Notes	4.875%	6/1/27	435,000	437,005	(a)
j2 Cloud Services LLC/j2 Global Co.-Obligor Inc., Senior Notes	6.000%	7/15/25	2,020,000	2,146,250	(a)(b)

Total Software				2,583,255

Technology Hardware, Storage & Peripherals - 1.0%
Dell International LLC/EMC Corp., Senior Notes	5.875%	6/15/21	2,040,000	2,121,600	(a)(b)
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	1,240,000	1,355,918	(a)(b)
Seagate HDD Cayman, Senior Bonds	4.750%	6/1/23	1,700,000	1,749,938	(b)
Seagate HDD Cayman, Senior Bonds	4.750%	1/1/25	850,000	844,942
Seagate HDD Cayman, Senior Bonds	4.875%	6/1/27	495,000	487,836

Total Technology Hardware, Storage & Peripherals				6,560,234

TOTAL INFORMATION TECHNOLOGY				19,306,101

MATERIALS - 11.4%
Chemicals - 1.3%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	700,000	876,750	(b)(i)
Braskem Netherlands Finance BV, Senior Notes	4.500%	1/10/28	1,290,000	1,304,512	(a)
Olin Corp., Senior Notes	5.000%	2/1/30	2,090,000	2,095,225
Valvoline Inc., Senior Notes	5.500%	7/15/24	2,200,000	2,321,000	(b)
Valvoline Inc., Senior Notes	4.375%	8/15/25	160,000	159,600
Venator Finance SARL/Venator Materials Corp., Senior Notes	5.750%	7/15/25	1,620,000	1,676,700	(a)

Total Chemicals				8,433,787

Construction Materials - 0.3%
Cemex SAB de CV, Senior Secured Notes	6.125%	5/5/25	1,530,000	1,635,188	(a)(b)

Containers & Packaging - 2.8%
ARD Securities Finance SARL, Senior Secured Notes (8.750% PIK)	8.750%	1/31/23	1,830,000	1,898,625	(a)(c)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.000%	6/30/21	1,960,000	2,011,450	(a)(b)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	7.250%	5/15/24	580,000	625,501	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Containers & Packaging - (continued)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.000%	2/15/25	3,630,000	$3,757,050	(a)(b)
Pactiv LLC, Senior Bonds	8.375%	4/15/27	5,220,000	5,989,950	(b)
Pactiv LLC, Senior Notes	7.950%	12/15/25	920,000	1,047,650	(b)
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	3,220,000	3,509,800	(a)

Total Containers & Packaging				18,840,026

Metals & Mining - 6.4%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	1,020,000	1,118,175	(a)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	2,450,000	2,728,075	(a)
Anglo American Capital PLC, Senior Notes	3.625%	5/14/20	2,510,000	2,545,571	(a)(b)
Anglo American Capital PLC, Senior Notes	4.125%	4/15/21	590,000	605,266	(a)
Anglo American Capital PLC, Senior Notes	4.875%	5/14/25	2,040,000	2,154,739	(a)(b)
ArcelorMittal SA, Senior Notes	7.250%	10/15/39	3,200,000	4,144,000
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	3,250,000	3,493,912	(a)(b)
Freeport-McMoRan Inc., Senior Notes	3.100%	3/15/20	30,000	30,113
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	1,060,000	1,076,430	(b)
Freeport-McMoRan Inc., Senior Notes	6.750%	2/1/22	740,000	767,750	(b)
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	760,000	756,200	(b)
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	1,870,000	2,061,675	(b)
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	910,000	908,863
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	5,100,000	5,253,000	(b)
HudBay Minerals Inc., Senior Notes	7.250%	1/15/23	1,180,000	1,265,550	(a)
HudBay Minerals Inc., Senior Notes	7.625%	1/15/25	1,690,000	1,867,450	(a)
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	2,862,131	34,059	*(a)(m)
Mirabela Nickel Ltd., Subordinated Notes (1.000% PIK)	1.000%	9/10/44	33,186	0	(a)(c)(e)(f)(h)
Northwest Acquisitions ULC/Dominion Finco Inc., Secured Notes	7.125%	11/1/22	1,340,000	1,383,550	(a)
Teck Resources Ltd., Senior Notes	8.500%	6/1/24	2,780,000	3,144,875	(a)
Teck Resources Ltd., Senior Notes	6.250%	7/15/41	620,000	721,525
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	1,784,000	1,855,360	(b)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,960,000	3,733,300	(b)
Vale SA, Senior Notes	5.625%	9/11/42	830,000	938,938	(b)

Total Metals & Mining				42,588,376

Paper & Forest Products - 0.6%
Fibria Overseas Finance Ltd., Senior Notes	5.250%	5/12/24	1,340,000	1,438,490	(b)
Mercer International Inc., Senior Notes	6.500%	2/1/24	2,540,000	2,705,100

Total Paper & Forest Products				4,143,590

TOTAL MATERIALS				75,640,967

REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.9%
CoreCivic Inc., Senior Notes	4.125%	4/1/20	290,000	295,075	(b)
CoreCivic Inc., Senior Notes	5.000%	10/15/22	1,440,000	1,504,800	(b)
CoreCivic Inc., Senior Notes	4.625%	5/1/23	470,000	481,750
CoreCivic Inc., Senior Notes	4.750%	10/15/27	3,050,000	2,973,750	(b)
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	5.250%	6/1/25	360,000	365,400	(b)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Equity Real Estate Investment Trusts (REITs) - (continued)
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer Inc., Senior Notes	4.500%	9/1/26	1,470,000	$1,458,975	(b)
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	6.375%	3/1/24	1,020,000	1,090,686	(b)
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	4,440,000	4,407,588	(b)

TOTAL REAL ESTATE				12,578,024

TELECOMMUNICATION SERVICES - 12.5%
Diversified Telecommunication Services - 4.7%
CenturyLink Inc., Senior Notes	6.750%	12/1/23	900,000	878,895	(b)
CenturyLink Inc., Senior Notes	7.650%	3/15/42	2,690,000	2,368,545	(b)
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	1,930,000	2,016,850	(a)(b)
Intelsat Jackson Holdings SA, Senior Notes	7.500%	4/1/21	765,000	655,031
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	2,660,000	2,799,650	(a)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	10,410,000	11,034,600	(a)
Wind Tre SpA, Senior Secured Notes	5.000%	1/20/26	1,390,000	1,270,196	(a)
Windstream Services LLC/Windstream Finance Corp., Senior Notes	7.750%	10/15/20	11,950,000	10,273,415	(b)

Total Diversified Telecommunication Services				31,297,182

Wireless Telecommunication Services - 7.8%
Altice Financing SA, Senior Secured Bonds	7.500%	5/15/26	3,240,000	3,373,650	(a)(b)
CSC Holdings LLC, Senior Notes	10.125%	1/15/23	400,000	452,250	(a)(b)
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	2,510,000	2,691,975	(a)(b)
CSC Holdings LLC, Senior Notes	10.875%	10/15/25	5,649,000	6,741,799	(a)(b)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	2,200,000	2,279,750	(b)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	5,170,000	6,126,450	(b)
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	7,200,000	7,533,000	(a)(b)
Sprint Communications Inc., Senior Notes	7.000%	8/15/20	2,300,000	2,433,221	(b)
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	4,285,000	5,207,175	(b)
Sprint Corp., Senior Notes	7.250%	9/15/21	4,400,000	4,686,924	(b)
Sprint Corp., Senior Notes	7.875%	9/15/23	110,000	116,784	(b)
T-Mobile USA Inc., Senior Notes	6.000%	3/1/23	2,150,000	2,255,672	(b)
T-Mobile USA Inc., Senior Notes	6.500%	1/15/26	310,000	336,737
VEON Holdings BV, Senior Notes	7.504%	3/1/22	1,620,000	1,824,120	(i)
VEON Holdings BV, Senior Notes	7.504%	3/1/22	700,000	788,200	(a)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	9.125%	4/30/18	2,220,000	2,254,010	(i)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	7.748%	2/2/21	2,300,000	2,561,952	(a)

Total Wireless Telecommunication Services				51,663,669

TOTAL TELECOMMUNICATION SERVICES				82,960,851

UTILITIES - 2.5%
Electric Utilities - 1.0%
NRG REMA LLC, Pass-Through Certificates, Senior Secured Bonds	9.681%	7/2/26	4,120,000	2,513,200	(b)
Pampa Energia SA, Senior Notes	7.500%	1/24/27	2,680,000	2,934,600	(a)
Red Oak Power LLC, Secured Notes	9.200%	11/30/29	1,170,000	1,338,188

Total Electric Utilities				6,785,988

Gas Utilities - 0.6%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	3,620,000	3,565,700	(b)

Independent Power and Renewable Electricity Producers - 0.9%
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	5,962,682	6,037,215	(b)

TOTAL UTILITIES				16,388,903

TOTAL CORPORATE BONDS & NOTES (Cost - $639,206,147)				688,324,666

CONVERTIBLE BONDS & NOTES - 1.4%
CONSUMER DISCRETIONARY - 0.5%
Media - 0.5%
DISH Network Corp., Senior Bonds	3.375%	8/15/26	1,570,000	1,671,042	(b)
DISH Network Corp., Senior Notes	2.375%	3/15/24	1,530,000	1,435,486	(a)

TOTAL CONSUMER DISCRETIONARY				3,106,528

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 0.1%
Banks - 0.1%
JPMorgan Chase Financial Co., LLC, Senior Notes	0.250%	5/1/23	780,000	$780,000	(d)

HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Jazz Investments I Ltd., Senior Notes	1.500%	8/15/24	530,000	510,217	(a)

INFORMATION TECHNOLOGY - 0.7%
Internet Software & Services - 0.4%
Nutanix Inc., Senior Notes	0.000%	1/15/23	890,000	870,233	(a)
Twitter Inc., Senior Bonds	1.000%	9/15/21	1,910,000	1,804,694

Total Internet Software & Services				2,674,927

Software - 0.3%
Workday Inc., Senior Notes	0.250%	10/1/22	2,160,000	2,254,513	(a)

Technology Hardware, Storage & Peripherals - 0.0%
Western Digital Corp., Senior Notes	1.500%	2/1/24	160,000	163,705	(a)(d)

TOTAL INFORMATION TECHNOLOGY				5,093,145

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $9,474,443)				9,489,890

SENIOR LOANS - 8.5%
CONSUMER DISCRETIONARY - 4.3%
Auto Components - 0.8%
American Axle & Manufacturing Inc., Term Loan B (1 mo. LIBOR + 2.250%)	3.820%	4/6/24	5,574,601	5,603,344	(j)(n)(o)

Diversified Consumer Services - 0.3%
Weight Watchers International Inc., 2017 Term Loan B	6.320 - 6.450%	11/29/24	2,190,000	2,223,763	(j)(n)(o)

Media - 1.2%
Charter Communications Operating LLC, 2017 Term Loan B (1 mo. LIBOR + 2.000%)	3.580%	4/30/25	7,796,835	7,854,096	(j)(n)(o)(p)

Specialty Retail - 1.9%
PetSmart Inc., Term Loan B2 (1 mo. LIBOR + 3.000%)	4.570%	3/11/22	11,792,148	9,647,451	(j)(n)(o)(p)
Sally Holdings LLC, Term Loan B1 (1 mo. LIBOR + 2.500%)	4.125%	7/5/24	1,416,450	1,426,188	(e)(j)(n)(o)
Spencer Gifts LLC, Second Lien Term Loan (1 mo. LIBOR + 8.250%)	9.810%	6/29/22	2,070,000	1,273,050	(e)(j)(n)(o)

Total Specialty Retail				12,346,689

Textiles, Apparel & Luxury Goods - 0.1%
TOMS Shoes LLC, Term Loan B (3 mo. LIBOR + 5.500%)	6.980%	10/28/20	1,546,275	935,496	(e)(j)(n)(o)

TOTAL CONSUMER DISCRETIONARY				28,963,388

ENERGY - 0.3%
Energy Equipment & Services - 0.1%
Hercules Offshore Inc. (wind-down lender claim)	—	—	412,327	350,478	*(e)

Oil, Gas & Consumable Fuels - 0.2%
Chesapeake Energy Corp., Term Loan (3 mo. LIBOR + 7.500%)	8.954%	8/23/21	1,350,000	1,447,875	(e)(j)(n)(o)

TOTAL ENERGY				1,798,353

INDUSTRIALS - 1.7%
Air Freight & Logistics - 0.4%
Avolon TLB Borrower 1 (Luxembourg) SARL, Term Loan B2 (1 mo. LIBOR + 2.250%)	3.811%	4/3/22	2,244,361	2,243,760	(j)(n)(o)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Airlines - 0.3%
United Airlines Inc., 2017 Repriced Term Loan (3 mo. LIBOR + 2.000%)	3.772%	4/1/24	1,994,975		$2,008,192	(j)(n)(o)

Professional Services - 0.5%
Trans Union LLC, Term Loan B3 (1 mo. LIBOR + 2.000%)	3.573%	4/10/23	3,491,250		3,517,434	(j)(n)(o)

Trading Companies & Distributors - 0.5%
Beacon Roofing Supply Inc., 2017 Term Loan B (3 mo. LIBOR + 2.250%)	3.818%	1/2/25	3,320,000		3,348,160	(j)(n)(o)

TOTAL INDUSTRIALS					11,117,546

INFORMATION TECHNOLOGY - 1.0%
IT Services - 1.0%
First Data Corp., 2024 USD Term Loan (1 mo. LIBOR + 2.250%)	3.810%	4/26/24	6,620,650		6,675,270	(j)(n)(o)

TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
CenturyLink Inc., 2017 Term Loan B (1 mo. LIBOR + 2.750%)	4.317%	1/31/25	3,390,000		3,345,506	(j)(n)(o)
Unitymedia Finance LLC, Term Loan B (1 mo. LIBOR + 2.250%)	3.809%	9/30/25	3,080,000		3,093,201	(j)(n)(o)

TOTAL TELECOMMUNICATION SERVICES					6,438,707

UTILITIES - 0.2%
Electric Utilities - 0.2%
Panda Temple Power LLC, 2015 Term Loan B (3 mo. ICE LIBOR + 6.250% PIK)	7.250%	3/4/22	2,292,271		1,730,664	*(c)(e)(j)(m)(n)(o)

TOTAL SENIOR LOANS (Cost - $59,445,470)					56,723,928

SOVEREIGN BONDS - 13.4%
Argentina - 4.1%
City of Buenos Aires Argentina, Senior Notes	7.500%	6/1/27	5,140,000		5,499,800	(a)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	2,840,000		3,237,600	(a)
Republic of Argentina, Bonds	21.200%	9/19/18	931,000	ARS	51,149
Republic of Argentina, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	27.468%	6/21/20	43,220,000	ARS	2,415,478	(j)
Republic of Argentina, Bonds	18.200%	10/3/21	32,780,000	ARS	1,753,534
Republic of Argentina, Senior Bonds (Argentina BADLAR Private Deposit Rate + 2.500%)	24.226%	3/11/19	9,360,000	ARS	487,817	(j)
Republic of Argentina, Senior Bonds	6.875%	4/22/21	1,860,000		1,987,177
Republic of Argentina, Senior Bonds	7.500%	4/22/26	7,600,000		8,363,800
Republic of Argentina, Senior Bonds	7.625%	4/22/46	1,960,000		2,074,660
Republic of Argentina, Senior Notes	6.875%	1/26/27	1,150,000		1,214,400

Total Argentina					27,085,415

Brazil - 1.2%
Federative Republic of Brazil, Notes	10.000%	1/1/21	302,000	BRL	97,950
Federative Republic of Brazil, Notes	10.000%	1/1/23	15,359,000	BRL	4,958,847
Federative Republic of Brazil, Notes	10.000%	1/1/27	4,730,000	BRL	1,508,731
Federative Republic of Brazil, Senior Notes	4.250%	1/7/25	1,500,000		1,516,875

Total Brazil					8,082,403

Ecuador - 0.9%
Republic of Ecuador, Senior Bonds	10.750%	3/28/22	4,770,000		5,557,050	(a)
Republic of Ecuador, Senior Bonds	9.650%	12/13/26	330,000		377,438	(a)

Total Ecuador					5,934,488

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Guatemala - 0.4%
Republic of Guatemala, Senior Notes	4.375%	6/5/27	2,670,000		$2,670,000	(a)

Honduras - 0.4%
Republic of Honduras, Senior Notes	6.250%	1/19/27	2,450,000		2,643,011	(a)

Hungary - 0.3%
Republic of Hungary, Senior Notes	5.750%	11/22/23	1,658,000		1,876,856

Indonesia - 1.0%
Republic of Indonesia, Senior Notes	2.950%	1/11/23	6,860,000		6,801,676

Ivory Coast - 0.1%
Republic of Cote D’Ivoire, Senior Bonds	6.125%	6/15/33	730,000		750,094	(a)

Nigeria - 0.2%
Republic of Nigeria, Senior Notes	7.625%	11/28/47	1,130,000		1,210,759	(a)

Peru - 0.4%
Republic of Peru, Senior Bonds	4.125%	8/25/27	2,500,000		2,681,250

Poland - 1.9%
Republic of Poland, Bonds	4.000%	10/25/23	39,700,000	PLN	12,553,550

Russia - 1.1%
Russian Federal Bond, Bonds	7.050%	1/19/28	403,395,000	RUB	7,148,115

Turkey - 0.7%
Republic of Turkey, Senior Bonds	4.250%	4/14/26	2,000,000		1,891,274
Republic of Turkey, Senior Bonds	11.875%	1/15/30	1,175,000		1,828,065	(b)
Republic of Turkey, Senior Notes	4.875%	10/9/26	1,400,000		1,367,114

Total Turkey					5,086,453

Uruguay - 0.5%
Republic of Uruguay, Senior Bonds	8.500%	3/15/28	95,530,000	UYU	3,279,134	(i)

Venezuela - 0.2%
Bolivarian Republic of Venezuela, Senior Bonds	8.250%	10/13/24	2,000,000		530,000	*(i)(m)
Bolivarian Republic of Venezuela, Senior Bonds	9.375%	1/13/34	1,164,000		320,100
Bolivarian Republic of Venezuela, Senior Notes	7.750%	10/13/19	996,000		263,940	*(b)(i)(m)

Total Venezuela					1,114,040

TOTAL SOVEREIGN BONDS (Cost - $86,472,636)					88,917,244

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 5.5%
U.S. Government Obligations - 5.5%
U.S. Treasury Notes	1.875%	12/15/20	1,000,000		988,711
U.S. Treasury Notes	1.375%	1/31/21	4,000,000		3,892,031
U.S. Treasury Notes	1.375%	4/30/21	2,500,000		2,424,365
U.S. Treasury Notes	2.000%	8/31/21	1,000,000		986,582
U.S. Treasury Notes	1.125%	9/30/21	4,250,000		4,059,582	(b)
U.S. Treasury Notes	1.875%	1/31/22	3,500,000		3,424,531	(b)
U.S. Treasury Notes	1.750%	3/31/22	1,000,000		972,422
U.S. Treasury Notes	1.875%	3/31/22	2,500,000		2,442,139
U.S. Treasury Notes	1.750%	6/30/22	2,000,000		1,938,750
U.S. Treasury Notes	2.125%	6/30/22	2,000,000		1,970,234
U.S. Treasury Notes	2.000%	10/31/22	3,000,000		2,931,094
U.S. Treasury Notes	2.000%	11/30/22	3,500,000		3,417,832
U.S. Treasury Notes	2.000%	2/15/23	2,000,000		1,949,844
U.S. Treasury Notes	2.125%	11/30/23	1,500,000		1,462,178

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Notes	2.000%	6/30/24	4,000,000	$3,849,375

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $37,330,074)				36,709,670

			SHARES
COMMON STOCKS - 1.9%
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Bossier Casino Venture Holdco Inc.			166,350	2,545,155	*(e)(f)

ENERGY - 1.4%
Energy Equipment & Services - 0.5%
Hercules Offshore Inc. (Escrow)			96,800	27,298	*(e)(f)
KCAD Holdings I Ltd.			533,873,172	3,737,112	*(e)(f)

Total Energy Equipment & Services				3,764,410

Oil, Gas & Consumable Fuels - 0.9%
Berry Petroleum Co.			62,257	630,352	*
Blue Ridge Mountain Resources Inc.			416,831	3,751,479	*(b)
Frontera Energy Corp.			45,250	1,623,812	*(f)
MWO Holdings LLC			1,069	0	*(e)(f)(h)

Total Oil, Gas & Consumable Fuels				6,005,643

TOTAL ENERGY				9,770,053

INDUSTRIALS - 0.1%
Marine - 0.1%
Tricer HoldCo, S.C.A.			104,256	399,301	*(e)(f)

TOTAL COMMON STOCKS (Cost - $20,755,681)				12,714,509

CONVERTIBLE PREFERRED STOCKS - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Berry Petroleum Co., (6.000% Cash or 6.000% PIK)	6.000%		67,421	814,668	(c)
Berry Petroleum Co., (6.000% Cash or 6.000% PIK)	6.000%		1,009	12,192	(c)(l)

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $628,280)				826,860

PREFERRED STOCKS - 1.5%
FINANCIALS - 1.4%
Consumer Finance - 0.7%
GMAC Capital Trust I (3 mo. USD LIBOR + 5.785%)	7.624%		181,300	4,717,426	(j)

Diversified Financial Services - 0.7%
Citigroup Capital XIII (3 mo. USD LIBOR + 6.370%)	8.137%		168,125	4,547,782	(b)(j)

TOTAL FINANCIALS				9,265,208

INDUSTRIALS - 0.1%
Marine - 0.1%
Tricer Tracking Preferred Equity Certificates	8.000%		50,039,916	500,399	(e)(f)

TOTAL PREFERRED STOCKS (Cost - $12,270,563)				9,765,607

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $865,583,294)				903,472,374

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $6,485,555)	1.285%	6,485,555	$6,485,555

TOTAL INVESTMENTS - 136.9% (Cost - $872,068,849)			909,957,929
Liabilities in Excess of Other Assets - (36.9)%			(245,267,591)

TOTAL NET ASSETS - 100.0%			$664,690,338

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)	Security is valued using significant unobservable inputs (See Note 1).

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(g)	The maturity principal is currently in default as of January 31, 2018.

(h)	Value is less than $1.

(i)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(j)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(k)	Security has no maturity date. The date shown represents the next call date.

(l)	Restricted security (See Note 2).

(m)	The coupon payment on these securities is currently in default as of January 31, 2018.

(n)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(o)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(p)	All or a portion of this loan is unfunded as of January 31, 2018. The interest rate for fully unfunded term loans is to be determined.

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
GBP	— British Pound
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
OJSC	— Open Joint Stock Company
PLN	— Polish Zloty
RUB	— Russian Ruble
UYU	— Uruguayan Peso

At January 31, 2018, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
EUR	3,000	USD	3,755	Barclays Bank PLC	4/19/18	$(12)
USD	2,730,117	GBP	1,987,151	Barclays Bank PLC	4/19/18	(99,819)

Total						$(99,831)

Abbreviations used in this table:

EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Income Fund II Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maximize current income by investing at least 80% of its net assets, plus any borrowings for investment purposes, in high-yield debt securities. As a secondary objective, the Fund seeks capital appreciation to the extent consistent with its objective of seeking to maximize current income.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Consumer Discretionary	—	$114,180,173	$2,558,048		$116,738,221
Energy	—	128,199,146	0	*	128,199,146
Health Care	—	53,351,405	4,589,326		57,940,731
Materials	—	75,640,967	0	*	75,640,967
Other Corporate Bonds & Notes	—	309,805,601	—		309,805,601
Convertible Bonds & Notes	—	9,489,890	—		9,489,890
Senior Loans:
Consumer Discretionary	—	25,328,654	3,634,734		28,963,388
Energy	—	—	1,798,353		1,798,353
Utilities	—	—	1,730,664		1,730,664
Other Senior Loans	—	24,231,523	—		24,231,523
Sovereign Bonds	—	88,917,244	—		88,917,244
U.S. Government & Agency Obligations	—	36,709,670	—		36,709,670
Common Stocks:
Consumer Discretionary	—	—	2,545,155		2,545,155
Energy	$3,751,479	2,254,164	3,764,410		9,770,053
Industrials	—	—	399,301		399,301
Convertible Preferred Stocks	—	826,860	—		826,860
Preferred Stocks:
Financials	9,265,208	—	—		9,265,208
Industrials	—	—	500,399		500,399

Total Long-Term Investments	13,016,687	868,935,297	21,520,390		903,472,374

Short-Term Investments†	6,485,555	—	—		6,485,555

Total Investments	$19,502,242	$868,935,297	$21,520,390		$909,957,929

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$99,831	—		$99,831

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

Notes to Schedule of investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE BONDS & NOTES
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	ENERGY	HEALTH CARE	MATERIALS
Balance as of April 30, 2017	$2,933,088	$477,750	—	$0	*
Accrued premiums/discounts	62,340	—	$4,394	—
Realized gain (loss)	—	(2,095,888)	—	—
Change in unrealized appreciation (depreciation)[1]	(62,340)	2,256,275	78,452	—
Purchases	277,464	—	4,506,480	—
Sales	(652,504)	(638,137)	—	—
Transfers into Level 3[2]	—	—	—	—
Transfers out of Level 3[3]	—	—	—	—

Balance as of January 31, 2018	$2,558,048	$0 *	$4,589,326	$0	*

Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2018[1]	$(62,340)	—	$78,452	—

	SENIOR LOANS
INVESTMENTS IN SECURITIES (cont'd)	CONSUMER DISCRETIONARY	ENERGY	HEALTH CARE	UTILITIES
Balance as of April 30, 2017	$1,552,500	$797,294	$1,831,217	$1,650,435
Accrued premiums/discounts	1,156	3,554	771	4,548
Realized gain (loss)	(4,277)	12,204	10,585	—
Change in unrealized appreciation (depreciation)[1]	(274,554)	(15,758)	(27,240)	75,681
Purchases	2,280,088	32,841	—	—
Sales	(855,675)	(830,135)	(1,815,333)	—
Transfers into Level 3[2]	935,496	1,798,353	—	—
Transfers out of Level 3[3]	—	—	—	—

Balance as of January 31, 2018	$3,634,734	$1,798,353	—	$1,730,664

Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2018[1]	$(274,554)	—	—	$75,681

	COMMON STOCKS
INVESTMENTS IN SECURITIES (cont'd)	CONSUMER DISCRETIONARY	ENERGY	HEALTH CARE	INDUSTRIALS	MATERIALS
Balance as of April 30, 2017	$1,116,208	$9,898,410	$401,625	$308,598	$0	*
Accrued premiums/discounts	—	—	—	—	—
Realized gain (loss)	—	—	149,050	—	(547,504)
Change in unrealized appreciation
(depreciation)[1]	1,428,947	(1,752,169)	(148,114)	90,703	547,504
Purchases	—	—	—	—	—
Sales	—	—	(402,561)	—	0	*
Transfers into Level 3[2]	—	—	—	—	—
Transfers out of Level 3[3]	—	(4,381,831)	—	—	—

Balance as of January 31, 2018	$2,545,155	$3,764,410	—	$399,301	—

Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2018[1]	$1,428,947	$(1,531,229)	—	$90,703	—

Notes to Schedule of investments (unaudited) (continued)

	CONVERTIBLE PREFERRED STOCKS	PREFERRED STOCKS
INVESTMENTS IN SECURITIES (cont'd)	ENERGY	INDUSTRIALS	TOTAL
Balance as of April 30, 2017	$786,945	$463,362	$22,217,432
Accrued premiums/discounts	—	—	76,763
Realized gain (loss)	—	—	(2,475,830)
Change in unrealized appreciation (depreciation)[1]	39,915	—	2,237,302
Purchases	—	37,037	7,133,910
Sales	—	—	(5,194,345)
Transfers into Level 3[2]	—	—	2,733,849
Transfers out of Level 3[3]	(826,860)	—	(5,208,691)

Balance as of January 31, 2018	—	$500,399	$21,520,390

Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2018[1]	—	—	$(194,340)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Restricted securities

The following Fund investments are restricted as to resale.

Security	Number of Shares/ Face Amount	Acquisition Date	Cost	Value at 1/31/2018		Value per Share/Unit	Percent of Net Assets
Berry Petroleum Co., Convertible Preferred Stock	1,009	2/17	$10,090	$12,192		$12.08	0.00%
BioScrip Inc., First Lien Notes, 8.224%, due 6/30/22	$4,552,000	6/17	4,510,875	4,589,326	(a)	100.82	0.69

Total			$4,520,965	$4,601,518			0.69%

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Directors.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset High Income Fund II Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: March 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: March 26, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: March 26, 2018